Related Party Balances and Transactions - Schedule of Sales to Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Sales to related parties		$ 3,216	$ 2,442	$ 6,002
Hangzhou Yihong Advertisement Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	2,614
Hangzhou Alimama Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	342	42	$ 6,002
Guangzhou Aijiuyou Informational Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[2]	184	400
Zhejiang Tmall Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	74	820
Shanghai Xisue Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties			922
Taobao (China) Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]		249
Others [Member]
Related Party Transaction [Line Items]
Sales to related parties		$ 2	$ 9

[1]	The sales to related parties represented mobile marketing services provided.
[2]	The sales to related parties represented mobile game revenue generated through those game operating companies.